Losses per Share (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	May 29, 2019	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares
Basic (losses)/earnings per share
Weighted average number of outstanding ordinary shares in issue | shares		665,470,220	663,844,980
Net loss attributable to the Company | $		$ (19,885)	$ (11,730)
Losses per share attributable to the Company (US$ per share) | $ / shares		$ (0.03)	$ (0.02)
Subsequent Events
Basic (losses)/earnings per share
Stock split ratio	10